Convertible securities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Coupon rate at the time of redemption	2.00%
Preference shares liabilities | Series D preference shares
Disclosure of detailed information about borrowings [line items]
Number of shares issued in conversion			2,729,893
Note 1
Disclosure of detailed information about borrowings [line items]
Aggregate principal value	$ 12,500,000		$ 12,500,000
Coupon rate at the time of redemption	2.00%	2.00%
Accrued interest rate at the time repayment fails	8.00%		8.00%
Conversion of series D preference shares	$ 4.5789		$ 4.5789
Note 2
Disclosure of detailed information about borrowings [line items]
Aggregate principal value	$ 5,000,000		$ 5,000,000
Coupon rate at the time of redemption			2.00%
Accrued interest rate at the time repayment fails	8.00%		8.00%
Conversion of series D preference shares	$ 6.6023		$ 6.6023